4. STOCK-BASED COMPENSATION (Sept 2019 Note) (Details - Stock based compensation) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Stock based compensation expense	$ 76,505	$ 132,984	$ 263,326	$ 52,341
Cost of Goods Sold [Member]
Stock based compensation expense	11,233	0	11,233	8,669
Research and Development Expenses [Member]
Stock based compensation expense	12,684	2,411	20,398	15,423
Selling, General and Administrative Expenses [Member]
Stock based compensation expense	$ 52,588	$ 130,573	$ 231,695	$ 28,249